GOODWILL - Carrying Amount of Goodwill Allocated to the Different Cash-generating Units (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Goodwill		R$ 40,594.0	R$ 42,411.3	R$ 40,023.5
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Goodwill		17,702.4	17,702.4
Goodwill, gross		102,945.0	102,945.0
Goodwill, non-controlling transactions	[1]	(85,242.6)	(85,242.6)
C A C [Member] | Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Goodwill		4,231.6	4,439.3
C A C [Member] | Panama [Member]
IfrsStatementLineItems [Line Items]
Goodwill		1,813.8	1,939.9
Latin America, south [member] | Argentina [Member]
IfrsStatementLineItems [Line Items]
Goodwill		3,463.0	3,232.6
Latin America, south [member] | Bolivia [Member]
IfrsStatementLineItems [Line Items]
Goodwill		1,845.6	1,973.9
Latin America, south [member] | Chile [Member]
IfrsStatementLineItems [Line Items]
Goodwill		53.1	57.4
Latin America, south [member] | Paraguay [Member]
IfrsStatementLineItems [Line Items]
Goodwill		953.8	1,083.2
Latin America, south [member] | Uruguay [Member]
IfrsStatementLineItems [Line Items]
Goodwill		193.1	185.2
Canada 1 [member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Goodwill		R$ 10,337.6	R$ 11,797.4

[1]	This refers to the shareholding exchange transaction in 2013 as a result of the adoption of the predecessor basis of accounting.